Time charters acquired (Tables)	6 Months Ended
Jun. 30, 2016
Amortization of above-market acquired time charter contract to revenues
Time charters acquired:
Period/Year ending December 31,	Amount
2016	$3,654
2017	7,247
2018	5,267

Total	$16,168